Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated March 16, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2010 (as amended February 28, 2011)
and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of
Allianz Funds Dated November 1, 2010 (as amended February 28, 2011)

Disclosure Related to Allianz AGIC International Fund (the “Fund”)

     Within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Management of the Fund — Portfolio Manager” is hereby restated in its entirety as follows:
          Kunal Ghosh, Senior Vice President of AGIC, has managed the Fund since 2006.
          Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2006.
          Sherry Zhang, Vice President of AGIC, has managed the Fund since 2011.
     The information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — AGIC” in the Prospectus is hereby restated in its entirety as follows:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC International Fund	Kunal Ghosh	2006	Senior Vice President and Portfolio Manager at AGIC and head of the Systematic Investment team. Prior to joining AGIC’s predecessor affiliate in 2006, Mr. Ghosh was a research associate and then portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. Mr. Ghosh has seven years of relevant experience.

	Steven Tael, Ph.D., CFA	2006	Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment team. Prior to joining AGIC’s predecessor affiliate in 2005, Dr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 14 years of relevant experience.

	Sherry Zhang	2011	Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment team. Prior to joining AGIC’s predecessor affiliate in 2007, Ms. Zhang was a U.S. quantitative research and management analyst at Pioneer Investments. Prior to that, she was a credit manager at JPMorgan Chase & Co. She was also a senior associate in risk management and a marketing analyst at Morgan Stanley Discover Financial Services and a risk officer and credit risk analyst at GE Capital Auto Financial Services. She has 10 years of relevant experience.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated March 16, 2011
to the Statement of Additional Information (the “SAI”)
Dated November 1, 2010 (as amended February 28, 2011)

Disclosure Related to Allianz AGIC International Fund (the “Fund”)

     The subsection captioned “AGIC” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to reflect that Kunal Ghosh, Steven Tael and Sherry Zhang share primary responsibility for the management of the Fund.
     Information regarding other accounts managed by Mr. Ghosh and Dr. Tael, as well as their ownership of securities of the Fund, is currently provided in the SAI. Ms. Zhang’s other accounts managed information and her ownership of securities of the Fund, each as of December 31, 2010, is provided below.
          Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Sherry Zhang	3	220.00	28	1,114.8	2	161.80
          Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Sherry Zhang	0	0	2	127.70	0	0
          Securities Ownership

AGIC International	Dollar Range of Equity Securities
Sherry Zhang	$10,000-$50,000